Inventories (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($) oz	Jan. 01, 2017 USD ($)
Inventories
Materials and supplies, amount	$ 2,891	$ 2,559	$ 2,559	$ 1,582
Merrill-Crowe in process, amount	679	1,004	1,004	0
Carbon column in-process, amount	478	478	478	478
Dor finished goods, amount	941	412	412	0
Total inventories, amount	$ 4,989	$ 4,453	$ 4,453	$ 2,060
Materials and supplies (in gold ounces) | oz	0	0	0	0
Merrill-Crowe in process (in gold ounces) | oz	536	691	691	0
Carbon column in-process (in gold ounces) | oz	474	474	474	482
Dor finished goods (in gold ounces) | oz	594	278	278	0
Total inventories (in gold ounces) | oz	1,604	1,443	1,443	482
Capitalized depreciation and amortization costs	$ 100	$ 100	$ 100	$ 0
Ore on leach pads, amount	$ 26,122	$ 22,062	$ 22,062	$ 0	$ 0
Ore on leach pads (in gold ounces) | oz	18,921	17,019	17,019	0
Capitalized depreciation and amortization costs	$ 2,000	$ 1,800	$ 1,800	$ 0
Ore on leach pads written off (in gold ounces) | oz	3,980	11,680
Production costs written off	$ 6,400		2,000
Capitalized depreciation and amortization costs, written off	$ 500		$ 200
Ore on leach pads, recovery (as a percent)	20.00%